Debt (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 27, 2014	Dec. 31, 2013	Jul. 29, 2014	Jul. 30, 2014
Secured credit facility Maturity June 27, 2019 [Member]
Long-term Debt	$ 33,550	$ 33,550	$ 0
Secured credit facility Maturity July 29, 2021 [Member]
Line of Credit Facility, Maximum Borrowing Capacity				330,000
Secured credit facility Maturity the earlier of seven years from drawdown or December 31, 2013 [Member]
Line of Credit Facility, Maximum Borrowing Capacity					67,500
Amount available to be drawn [Member]
Long-term Debt	806,476
Line of Credit Facility, Maximum Borrowing Capacity	408,976
Amount available to be drawn [Member] | Secured credit facility Maturity June 27, 2019 [Member]
Long-term Debt	0
Amount available to be drawn [Member] | Secured credit facility Maturity July 29, 2021 [Member]
Line of Credit Facility, Maximum Borrowing Capacity	330,000
Amount available to be drawn [Member] | Secured credit facility Maturity the earlier of seven years from drawdown or December 31, 2013 [Member]
Line of Credit Facility, Maximum Borrowing Capacity	67,500
Amount outstanding [Member]
Long-term Debt	33,550
Line of Credit Facility, Maximum Borrowing Capacity	0
Amount outstanding [Member] | Secured credit facility Maturity June 27, 2019 [Member]
Long-term Debt	$ 33,550